Note 10 - Income Taxes, Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Federal	$ 5,489	$ 2,750
Domestic state and local subtotal	1,196	500
Total income taxes paid	6,685	3,250
Illinois Tax Authority [Member]
Domestic state and local subtotal	456	401
Other State Tax Authorities [Member]
Domestic state and local subtotal	$ 740	$ 99